FINANCIAL INSTRUMENTS (Balance of Derivative Instruments and Impact on Accumulated Other Comprehensive Income)(Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
FINANCIAL INSTRUMENTS [Abstract]
Balance at December 31, 2012	$ 449
Amount of gain recognized in OCI	1,273
Amount of gain reclassified from OCI to income	(1,181)
Balance at December 31, 2013	$ 541